Net income Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net income Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Numerator:
Net income	9,361	16,411
Net loss attributable to non-controlling interests	97	974
Numerator for basic and diluted net income per share calculation	9,458	17,385
Denominator:
Weighted average number of ordinary shares	13,937,948,159	20,827,256,643
Denominator for basic and diluted net income per share calculation	13,937,948,159	20,827,256,643
Net income per ordinary share
-Basic and diluted	0.001	0.001

Schedule of Potentially Dilutive Securities	The potentially dilutive securities that have not been included in the calculation of diluted net income per share as their inclusion would be anti-dilutive or immaterial to the net income per share are as follows:
	As of June 30,
	2023	2024
	RMB	RMB
Share options to employees	67,345,126	65,119,001
Total	67,345,126	65,119,001